INCOME TAX - Movements in the deferred tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	₽ (13,249)	₽ (18,228)
Adjustment on initial application of new IFRS standards		(1,028)
Recognised in profit / loss	4,546	2,779
Recognised in other comprehensive income	304	(104)
Effect of acquisitions	126	3,332
Effect of disposal	382
Net deferred tax liability at the end of the period	(7,891)	(13,249)
Property, plant and equipment
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(16,238)	(18,921)
Adjustment on initial application of new IFRS standards		1,632
Recognised in profit / loss	(1,168)	513
Recognised in other comprehensive income	42	143
Effect of acquisitions	57	395
Effect of disposal	(647)
Net deferred tax liability at the end of the period	(17,954)	(16,238)
Other intangible assets
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(6,080)	(7,454)
Recognised in profit / loss	(448)	1,218
Recognised in other comprehensive income	2	9
Effect of acquisitions	(5)	147
Effect of disposal	(33)
Net deferred tax liability at the end of the period	(6,564)	(6,080)
Potential distributions from / to Group's subsidiaries / associates
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(4,019)	(4,043)
Recognised in profit / loss	(462)	418
Recognised in other comprehensive income	135	(394)
Effect of disposal	1,916
Net deferred tax liability at the end of the period	(2,430)	(4,019)
Licenses
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(1,917)	(1,994)
Recognised in profit / loss	154	148
Recognised in other comprehensive income	24	(71)
Net deferred tax liability at the end of the period	(1,739)	(1,917)
Customer base
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(706)	(536)
Recognised in profit / loss	159	279
Effect of acquisitions	(29)	(449)
Net deferred tax liability at the end of the period	(576)	(706)
Capitalization of cost to obtain and fulfill contracts
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(1,321)
Adjustment on initial application of new IFRS standards		(1,290)
Recognised in profit / loss	(148)	(31)
Recognised in other comprehensive income	(1)
Effect of disposal	22
Net deferred tax liability at the end of the period	(1,448)	(1,321)
Accrued expenses for services, write-down of inventories and allowance for ECL
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	9,891	8,547
Adjustment on initial application of new IFRS standards		142
Recognised in profit / loss	2,154	(823)
Recognised in other comprehensive income	18	93
Effect of acquisitions		1,932
Effect of disposal	(506)
Net deferred tax liability at the end of the period	11,557	9,891
Right-of-use assets and lease obligations
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	2,564	2,363
Adjustment on initial application of new IFRS standards		(1,632)
Recognised in profit / loss	1,024	1,833
Recognised in other comprehensive income	6
Effect of disposal	(74)
Net deferred tax liability at the end of the period	3,520	2,564
Loss carryforward
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	4,256	2,143
Recognised in profit / loss	275	1,362
Effect of acquisitions	103	751
Net deferred tax liability at the end of the period	4,634	4,256
Provision for investment in Delta Bank in Ukraine
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	367	601
Recognised in profit / loss		(319)
Recognised in other comprehensive income	26	85
Effect of disposal	(393)
Net deferred tax liability at the end of the period		367
Contract liabilities
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	954	562
Adjustment on initial application of new IFRS standards		717
Recognised in profit / loss	192	(340)
Recognised in other comprehensive income	(6)	15
Effect of disposal	90
Net deferred tax liability at the end of the period	1,230	954
Debt modification
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(1,075)
Adjustment on initial application of new IFRS standards		(597)
Recognised in profit / loss	642	(478)
Net deferred tax liability at the end of the period	(433)	(1,075)
Hedge and other
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	75	504
Recognised in profit / loss	2,172	(1,001)
Recognised in other comprehensive income	58	16
Effect of acquisitions		556
Effect of disposal	7
Net deferred tax liability at the end of the period	₽ 2,312	₽ 75